Income tax credit/(expense) (Tables)	6 Months Ended
Dec. 31, 2021
Income tax credit/(expense)
Schedule of income tax credit/(expense)

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Current tax
Current tax on loss/profit for the period	(60)	(5,485)	(117)	(8,021)
Foreign tax	(17)	335	(352)	(1,001)
Adjustment in respect of previous years	—	(562)	—	(562)
Total current tax expense	(77)	(5,712)	(469)	(9,584)
Deferred tax
Origination and reversal of temporary differences	742	9,262	5,415	13,249
Re-measurement of US deferred tax asset	—	(7,893)	—	(11,203)
Total deferred tax credit	742	1,369	5,415	2,046
Total income tax credit/(expense)	665	(4,343)	4,946	(7,538)

Schedule of amounts relating to tax recognized directly in other comprehensive income

	Three months ended		Six months ended
	31 December		31 December
	2021	2020	2021	2020
	£’000	£’000	£’000	£’000
Current tax	—	35	—	(2,074)
Deferred tax (note 18)	(350)	(202)	(291)	1,864
Total income tax expense recognized in other comprehensive income	(350)	(167)	(291)	(210)